NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss available to common stockholders			$ (8,264,948)	$ (6,607,373)	$ (14,163,125)	$ (19,235,140)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	33,629,260	28,400,084	33,603,861	28,394,151	28,567,344	25,483,353
Net loss per common share, basic and diluted	$ (0.13)	$ (0.12)	$ (0.25)	$ (0.23)	$ (0.50)	$ (0.75)